Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Noncancelable Lease Obligations, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2012
Noncancelable Lease Obligations
Leases Disclosure [Line Items]
2013	¥ 1,481
2014	808
2015	395
2016	291
2017	462
2018 and thereafter	742
Total minimum future rentals	¥ 4,179